SANFORD C. BERNSTEIN FUND, INC.

- Emerging Markets Portfolio

Emerging Markets Class (Ticker: SNEMX); Class Z (Ticker: EGMZX)

(the “Portfolio”)

Supplement dated July 30, 2025 to the Portfolio’s Summary Prospectus and Prospectuses dated January 31, 2025, as amended.

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The following chart replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses and Summary Prospectus for the Portfolio as applicable.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Ivan Kim	Since 2024	Vice President of the Manager

John Lin	Since July 2025	Senior Vice President of the Manager

Sammy Suzuki	Since 2024	Senior Vice President of the Manager

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The following replaces certain information under the heading “Management of the Portfolios – Portfolio Managers” in the Prospectuses for the Portfolio.

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Ivan Kim; since 2024; Vice President of the Manager	Vice President of the Manager, with which he has been associated since 2022. Prior to joining the Manager in 2022, he served as head of technology, media and telecom equity research at Xtellus Capital Partners.
John Lin; since July 2025; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2020. He is also Chief Investment Officer of Emerging Markets Value and China Equities.
Sammy Suzuki; since 2024; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2020. He is also Head of Emerging Markets Equities.

The Statements of Additional Information are revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectus(es) for future reference.

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